Financial Instruments (Fuel Hedges) (Details)	Dec. 31, 2015 gal $ / gal
Fuel Hedges Remaining 2017 [Member]
Derivative [Line Items]
Notional Amount (in gallons per month) | gal	12,000,000
Weighted Average Contract Price (in dollars per gallon) | $ / gal	2.92
Fuel Hedges Remaining 2016 [Member]
Derivative [Line Items]
Notional Amount (in gallons per month) | gal	27,000,000
Weighted Average Contract Price (in dollars per gallon) | $ / gal	3.57